Major acquisitions and disposals (Details 2) (USD $)	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended
	Sep. 30, 2011	May 31, 2010 Vale Fertilizantes	Sep. 30, 2011 Vale Fertilizantes	May 31, 2010 Vale Fosfatados	Jul. 31, 2011 Northern Energy S.A.
Business acquisition
Value of shares of common stock received in transaction	$ 3,500,000,000
Business acquisition percentage of total capital acquired		78.92%		100.00%	9.00%
Voting capital acquired (as a percent)		99.83%
Percentage of total participation			84.27%
Total estimated investment					1,400,000,000
Amount invested for business acquisition					$ 70,000,000